Financial Instruments And Risks -- Summary of Impact to Profit/(Loss) Before Income Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discounted cash flow [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Discounted cash flow method	¥ 3,819,204	¥ 5,035,516	¥ 2,788,802
Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(113,936)	(172,822)	(47,291)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	¥ 119,511	¥ 182,108	¥ 49,790